Investments	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Investments
7.  Investments
See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.
Investment Risks and Uncertainties
Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.
The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.
The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities (“ABS”) and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.
Fixed Maturity and Equity Securities AFS
Fixed Maturity and Equity Securities AFS by Sector
The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, ABS and commercial mortgage-backed securities (“CMBS”).

	December 31, 2013					December 31, 2012
	Cost or Amortized Cost	Gross Unrealized			Estimated Fair Value	Cost or Amortized Cost	Gross Unrealized			Estimated Fair Value
		Gains	Temporary Losses	OTTI Losses			Gains	Temporary Losses	OTTI Losses
					(In millions)
Fixed maturity securities
U.S. corporate	$15,779	$1,130	$207	$—	$16,702	$16,914	$2,063	$82	$—	$18,895
Foreign corporate	8,111	485	79	—	8,517	8,618	853	26	—	9,445
U.S. Treasury and agency	8,188	334	228	—	8,294	7,678	1,186	—	—	8,864
RMBS	4,587	201	59	41	4,688	5,492	360	50	64	5,738
State and political subdivision	2,147	139	62	—	2,224	2,002	354	27	—	2,329
ABS	2,081	32	12	—	2,101	2,204	67	18	—	2,253
CMBS	1,546	62	4	—	1,604	2,221	141	6	—	2,356
Foreign government	1,038	103	19	—	1,122	876	214	2	—	1,088
Total fixed maturity securities	$43,477	$2,486	$670	$41	$45,252	$46,005	$5,238	$211	$64	$50,968
Equity securities
Non-redeemable preferred stock	$236	$9	$28	$—	$217	$151	$11	$22	$—	$140
Common stock	161	40	—	—	201	160	18	1	—	177
Total equity securities	$397	$49	$28	$—	$418	$311	$29	$23	$—	$317

The Company held non-income producing fixed maturity securities with an estimated fair value of $30 million and $22 million with unrealized gains (losses) of $6 million and $3 million at December 31, 2013 and 2012, respectively.
Methodology for Amortization of Premium and Accretion of Discount on Structured Securities
Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management’s knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

Maturities of Fixed Maturity Securities
The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

	December 31,
	2013		2012
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
	(In millions)
Due in one year or less	$2,934	$2,966	$4,831	$4,875
Due after one year through five years	8,895	9,301	8,646	9,192
Due after five years through ten years	7,433	7,970	7,967	8,960
Due after ten years	16,001	16,622	14,644	17,594
Subtotal	35,263	36,859	36,088	40,621
Structured securities (RMBS, ABS and CMBS)	8,214	8,393	9,917	10,347
Total fixed maturity securities	$43,477	$45,252	$46,005	$50,968

Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, ABS and CMBS are shown separately, as they are not due at a single maturity.
Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector
The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

	December 31, 2013				December 31, 2012
	Less than 12 Months		Equal to or Greater than 12 Months		Less than 12 Months		Equal to or Greater than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
	(In millions, except number of securities)
Fixed maturity securities
U.S. corporate	$2,526	$141	$470	$66	$784	$16	$621	$66
Foreign corporate	1,520	70	135	9	494	8	203	18
U.S. Treasury and agency	3,825	228	—	—	200	—	—	—
RMBS	996	35	457	65	62	6	781	108
State and political subdivision	630	44	64	18	44	2	55	25
ABS	680	5	104	7	208	1	266	17
CMBS	143	4	7	—	59	1	101	5
Foreign government	264	19	1	—	116	2	—	—
Total fixed maturity securities	$10,584	$546	$1,238	$165	$1,967	$36	$2,027	$239
Equity securities
Non-redeemable preferred stock	$105	$21	$33	$7	$—	$—	$50	$22
Common stock	3	—	7	—	10	1	7	—
Total equity securities	$108	$21	$40	$7	$10	$1	$57	$22
Total number of securities in an unrealized loss position	1,081		297		327		420

Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities
Evaluation and Measurement Methodologies
Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management’s evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.
The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

•
The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

•
When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management’s best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security’s position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

•
Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

•
When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security’s cost and its estimated fair value with a corresponding charge to earnings.
The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.
In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.
Current Period Evaluation
Based on the Company’s current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company’s current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2013. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.
Gross unrealized losses on fixed maturity securities increased $436 million during the year ended December 31, 2013 from $275 million to $711 million. The increase in gross unrealized losses for the year ended December 31, 2013, was primarily attributable to an increase in interest rates, partially offset by narrowing credit spreads.
At December 31, 2013, $61 million of the total $711 million of gross unrealized losses were from 18 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.
Investment Grade Fixed Maturity Securities
Of the $61 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $41 million, or 67%, are related to gross unrealized losses on 13 investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads, and with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.
Below Investment Grade Fixed Maturity Securities
Of the $61 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $20 million, or 33%, are related to gross unrealized losses on five below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to non-agency RMBS (primarily alternative residential mortgage loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over unemployment levels and valuations of residential real estate supporting non-agency RMBS. Management evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.
Equity Securities
Gross unrealized losses on equity securities increased $5 million during the year ended December 31, 2013 from $23 million to $28 million. Of the $28 million, $5 million were from two equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater, all of which were financial services industry investment grade non-redeemable preferred stock, of which 40% were rated A or better.
Mortgage Loans
Mortgage Loans by Portfolio Segment
Mortgage loans are summarized as follows at:

	December 31,
	2013		2012
	Carrying Value	% of Total	Carrying Value	% of Total
	(In millions)		(In millions)
Mortgage loans:
Commercial	$4,869	63.1%	$5,266	57.5%
Agricultural	1,285	16.6	1,260	13.8
Subtotal (1)	6,154	79.7	6,526	71.3
Valuation allowances	(34)	(0.4)	(35)	(0.4)
Subtotal mortgage loans, net	6,120	79.3	6,491	70.9
Commercial mortgage loans held by CSEs — FVO	1,598	20.7	2,666	29.1
Total mortgage loans, net	$7,718	100.0%	$9,157	100.0%
______________

(1)	Purchases of mortgage loans were $10 million and $27 million for the years ended December 31, 2013 and 2012, respectively.
See “— Variable Interest Entities” for discussion of CSEs.
See “— Related Party Investment Transactions” for discussion of related party mortgage loans.
Mortgage Loans and Valuation Allowance by Portfolio Segment
The carrying value prior to valuation allowance (“recorded investment”) in mortgage loans, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, were as follows at:

	December 31,
	2013			2012
	Commercial	Agricultural	Total	Commercial	Agricultural	Total
	(In millions)
Mortgage loans:
Evaluated individually for credit losses	$72	$4	$76	$76	$—	$76
Evaluated collectively for credit losses	4,797	1,281	6,078	5,190	1,260	6,450
Total mortgage loans	4,869	1,285	6,154	5,266	1,260	6,526
Valuation allowances:
Specific credit losses	7	—	7	11	—	11
Non-specifically identified credit losses	23	4	27	21	3	24
Total valuation allowances	30	4	34	32	3	35
Mortgage loans, net of valuation allowance	$4,839	$1,281	$6,120	$5,234	$1,257	$6,491

Valuation Allowance Rollforward by Portfolio Segment
The changes in the valuation allowance, by portfolio segment, were as follows:

	Commercial	Agricultural	Total
	(In millions)
Balance at January 1, 2011	$84	$3	$87
Provision (release)	(26)	—	(26)
Charge-offs, net of recoveries	—	—	—
Balance at December 31, 2011	58	3	61
Provision (release)	(26)	—	(26)
Charge-offs, net of recoveries	—	—	—
Balance at December 31, 2012	32	3	35
Provision (release)	(2)	1	(1)
Charge-offs, net of recoveries	—	—	—
Balance at December 31, 2013	$30	$4	$34

Valuation Allowance Methodology
Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan’s original effective interest rate, (ii) the estimated fair value of the loan’s underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan’s observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company’s experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.
Commercial and Agricultural Mortgage Loan Portfolio Segments
The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.
All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.
For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property’s net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.
For agricultural mortgage loans, the Company’s primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.
Credit Quality of Commercial Mortgage Loans
The credit quality of commercial mortgage loans, were as follows at:

	Recorded Investment					Estimated Fair Value	% of Total
	Debt Service Coverage Ratios			Total	% of Total
	> 1.20x	1.00x - 1.20x	< 1.00x
	(In millions)					(In millions)
December 31, 2013:
Loan-to-value ratios:
Less than 65%	$3,754	$125	$107	$3,986	81.9%	$4,224	82.8%
65% to 75%	700	—	27	727	14.9	736	14.4
76% to 80%	80	13	—	93	1.9	93	1.8
Greater than 80%	37	26	—	63	1.3	53	1.0
Total	$4,571	$164	$134	$4,869	100.0%	$5,106	100.0%
December 31, 2012:
Loan-to-value ratios:
Less than 65%	$3,888	$106	$89	$4,083	77.5%	$4,459	78.5%
65% to 75%	626	32	27	685	13.0	711	12.5
76% to 80%	343	8	57	408	7.8	428	7.6
Greater than 80%	39	28	23	90	1.7	81	1.4
Total	$4,896	$174	$196	$5,266	100.0%	$5,679	100.0%

Credit Quality of Agricultural Mortgage Loans
The credit quality of agricultural mortgage loans, were as follows at:

	December 31,
	2013		2012
	Recorded Investment	% of Total	Recorded Investment	% of Total
	(In millions)		(In millions)
Loan-to-value ratios:
Less than 65%	$1,215	94.6%	$1,184	94.0%
65% to 75%	70	5.4	76	6.0
Total	$1,285	100.0%	$1,260	100.0%

The estimated fair value of agricultural mortgage loans was $1.3 billion at both December 31, 2013 and 2012.
Past Due and Interest Accrual Status of Mortgage Loans
The Company has a high quality, well performing, mortgage loan portfolio, with 99% of all mortgage loans classified as performing at both December 31, 2013 and 2012. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans — 60 days and agricultural mortgage loans — 90 days. The Company had no agricultural mortgage loans past due and one commercial mortgage loan in non-accrual status with a recorded investment of $22 million at December 31, 2013. The Company had no mortgage loans past due and no loans in nonaccrual status at December 31, 2012.
Impaired Mortgage Loans
Impaired mortgage loans, including those modified in a troubled debt restructuring, by portfolio segment, were as follows at and for the years ended:

	Loans with a Valuation Allowance				Loans without a Valuation Allowance		All Impaired Loans
	Unpaid Principal Balance	Recorded Investment	Valuation Allowances	Carrying Value	Unpaid Principal Balance	Recorded Investment	Unpaid Principal Balance	Carrying Value	Average Recorded Investment	Interest Income
	(In millions)
December 31, 2013:
Commercial	$22	$22	$7	$15	$52	$50	$74	$65	$73	$3
Agricultural (1)	4	4	—	4	—	—	4	4	2	—
Total	$26	$26	$7	$19	$52	$50	$78	$69	$75	$3
December 31, 2012:
Commercial	$76	$76	$11	$65	$—	$—	$76	$65	$67	$2
Agricultural	—	—	—	—	—	—	—	—	—	—
Total	$76	$76	$11	$65	$—	$—	$76	$65	$67	$2

______________

(1)	Valuation allowance on agricultural mortgage loans was less than $1 million for the year ended December 31, 2013.
Unpaid principal balance is generally prior to any charge-offs. Interest income recognized is primarily cash basis income. The average recorded investment for commercial and agricultural mortgage loans was $29 million and $4 million, respectively, for the year ended December 31, 2011; and interest income recognized for commercial and agricultural mortgage loans was $2 million and $0, respectively, for the year ended December 31, 2011.
Mortgage Loans Modified in a Troubled Debt Restructuring
For a small portion of the mortgage loan portfolio, classified as troubled debt restructurings, concessions are granted related to borrowers experiencing financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.
The Company had one agricultural mortgage loan modified in a troubled debt restructuring with a pre-modification and post-modification carrying value of $4 million during the year ended December 31, 2013. There were no agricultural mortgage loans modified in a troubled debt restructuring during the year ended December 31, 2012. There were no commercial mortgage loans modified in a troubled debt restructuring during the year ended December 31, 2013. The Company had one commercial mortgage loan modified during the year ended December 31, 2012 in a troubled debt restructuring which had a carrying value after specific valuation allowance of $53 million pre-modification and $48 million post-modification.
There were no mortgage loans during the previous 12 months modified in a troubled debt restructuring with a subsequent payment default at December 31, 2013 and 2012. Payment default is determined in the same manner as delinquency status as described above.
Other Invested Assets
Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 8), loans to affiliates (see “— Related Party Investment Transactions), tax credit and renewable energy partnerships and leveraged leases.
Leveraged Leases
Investment in leveraged leases consisted of the following at:

	December 31,
	2013	2012
	(In millions)
Rental receivables, net	$92	$92
Estimated residual values	14	14
Subtotal	106	106
Unearned income	(35)	(37)
Investment in leveraged leases, net of non-recourse debt	$71	$69

Rental receivables are generally due in periodic installments. The payment periods range from two to 19 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2013 and 2012, all rental receivables were performing.
The deferred income tax liability related to leveraged leases was $63 million and $53 million at December 31, 2013 and 2012, respectively.
The components of income from investment in leveraged leases, excluding net investment gains (losses), were as follows:

	Years Ended December 31,
	2013	2012	2011
	(In millions)
Income from investment in leveraged leases	$2	$5	$8
Less: Income tax expense on leveraged leases	1	2	3
Investment income after income tax from investment in leveraged leases	$1	$3	$5
Cash Equivalents
The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $469 million and $654 million at December 31, 2013 and 2012, respectively.
Net Unrealized Investment Gains (Losses)
The components of net unrealized investment gains (losses), included in AOCI, were as follows:

	Years Ended December 31,
	2013	2012	2011
	(In millions)
Fixed maturity securities	$1,819	$5,019	$3,690
Fixed maturity securities with noncredit OTTI losses in AOCI	(41)	(64)	(125)
Total fixed maturity securities	1,778	4,955	3,565
Equity securities	15	12	(41)
Derivatives	39	243	239
Short-term investments	1	(2)	(2)
Other	(71)	(17)	(5)
Subtotal	1,762	5,191	3,756
Amounts allocated from:
Insurance liability loss recognition	—	(739)	(325)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI	(1)	4	9
DAC and VOBA	(274)	(671)	(509)
Subtotal	(275)	(1,406)	(825)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI	16	22	42
Deferred income tax benefit (expense)	(591)	(1,358)	(1,063)
Net unrealized investment gains (losses)	$912	$2,449	$1,910
The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

	Years Ended December 31,
	2013	2012
	(In millions)
Balance at January 1,	$(64)	$(125)
Noncredit OTTI losses and subsequent changes recognized (1)	11	(3)
Securities sold with previous noncredit OTTI loss	21	35
Subsequent changes in estimated fair value	(9)	29
Balance at December 31,	$(41)	$(64)
______________

(1)	Noncredit OTTI losses and subsequent changes recognized, net of DAC, were $7 million and $5 million for the years ended December 31, 2013 and 2012, respectively.
The changes in net unrealized investment gains (losses) were as follows:

	Years Ended December 31,
	2013	2012	2011
	(In millions)
Balance at January 1,	$2,449	$1,910	$342
Fixed maturity securities on which noncredit OTTI losses have been recognized	23	61	(39)
Unrealized investment gains (losses) during the year	(3,452)	1,374	3,138
Unrealized investment gains (losses) relating to:
Insurance liability gain (loss) recognition	739	(414)	(292)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI	(5)	(5)	4
DAC and VOBA	397	(162)	(390)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI	(6)	(20)	12
Deferred income tax benefit (expense)	767	(295)	(865)
Balance at December 31,	$912	$2,449	$1,910
Change in net unrealized investment gains (losses)	$(1,537)	$539	$1,568
Concentrations of Credit Risk
There were no investments in any counterparty that were greater than 10% of the Company’s stockholders’ equity, other than the U.S. government and its agencies, at both December 31, 2013 and 2012.
Securities Lending
Elements of the securities lending program are presented below at:

	December 31,
	2013	2012
	(In millions)
Securities on loan: (1)
Amortized cost	$5,931	$6,154
Estimated fair value	$5,984	$7,339
Cash collateral on deposit from counterparties (2)	$6,140	$7,502
Security collateral on deposit from counterparties (3)	$—	$51
Reinvestment portfolio — estimated fair value	$6,145	$7,533
______________

(1)	Included within fixed maturity securities, short-term investments, cash and cash equivalents and equity securities.

(2)	Included within payables for collateral under securities loaned and other transactions.

(3)	Security collateral on deposit from counterparties may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.
Invested Assets on Deposit and Pledged as Collateral
Invested assets on deposit and pledged as collateral are presented below at estimated fair value for cash and cash equivalents, short-term investments and fixed maturity securities and at carrying value for mortgage loans at:

	December 31,
	2013	2012
	(In millions)
Invested assets on deposit (regulatory deposits) (1)	$56	$58
Invested assets pledged as collateral (2)	1,901	1,569
Total invested assets on deposit and pledged as collateral	$1,957	$1,627
______________

(1)	See Note 1 for information about invested assets that became restricted under the MetLife Insurance Company of Connecticut plan to withdraw its New York license on January 1, 2014.

(2)	The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see Note 8).
See “— Securities Lending” for securities on loan.
Purchased Credit Impaired Investments
Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired (“PCI”) investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.
The Company’s PCI fixed maturity securities were as follows at:

	December 31,
	2013	2012
	(In millions)
Outstanding principal and interest balance (1)	$648	$560
Carrying value (2)	$498	$459
______________

(1)	Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)	Estimated fair value plus accrued interest.
The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

	December 31,
	2013	2012
	(In millions)
Contractually required payments (including interest)	$238	$172
Cash flows expected to be collected (1)	$183	$88
Fair value of investments acquired	$128	$55
______________

(1)	Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

The following table presents activity for the accretable yield on PCI fixed maturity securities for:

	December 31,
	2013	2012
	(In millions)
Accretable yield, January 1,	$309	$320
Investments purchased	55	33
Accretion recognized in earnings	(24)	(18)
Disposals	(8)	(4)
Reclassification (to) from nonaccretable difference	(24)	(22)
Accretable yield, December 31,	$308	$309
Collectively Significant Equity Method Investments
The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.6 billion at December 31, 2013. The Company’s maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $862 million at December 31, 2013. Except for certain real estate joint ventures, the Company’s investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.
As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company’s consolidated pre-tax income (loss) from continuing operations. This aggregated summarized financial data does not represent the Company’s proportionate share of the assets, liabilities, or earnings of such entities.
The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended December 31, 2013, 2012 and 2011. Aggregate total assets of these entities totaled $217.3 billion and $178.3 billion at December 31, 2013 and 2012, respectively. Aggregate total liabilities of these entities totaled $16.3 billion and $12.4 billion at December 31, 2013 and 2012, respectively. Aggregate net income (loss) of these entities totaled $20.9 billion, $13.1 billion and $7.1 billion for the years ended December 31, 2013, 2012 and 2011, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).
Variable Interest Entities
The Company has invested in certain structured transactions that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.
The determination of the VIE’s primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party’s relationship with or involvement in the entity, an estimate of the entity’s expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE’s expected losses, receive a majority of a VIE’s expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.
Consolidated VIEs
The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2013 and 2012. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company’s obligation to the VIEs is limited to the amount of its committed investment.

	December 31,
	2013	2012
	(In millions)
CSEs: (1)
Assets:
Mortgage loans (commercial mortgage loans)	$1,598	$2,666
Accrued investment income	9	13
Total assets	$1,607	$2,679
Liabilities:
Long-term debt	$1,461	$2,559
Other liabilities	7	13
Total liabilities	$1,468	$2,572
______________

(1)
The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company’s exposure was limited to that of its remaining investment in these entities of $120 million and $92 million at estimated fair value at December 31, 2013 and 2012, respectively. The long-term debt bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was $122 million, $163 million and $322 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Unconsolidated VIEs
The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

	December 31,
	2013		2012
	Carrying Amount	Maximum Exposure to Loss (1)	Carrying Amount	Maximum Exposure to Loss (1)
	(In millions)
Fixed maturity securities AFS:
Structured securities (RMBS, ABS and CMBS) (2)	$8,393	$8,393	$10,347	$10,347
U.S. and foreign corporate	468	468	651	651
Other limited partnership interests	1,651	2,077	1,408	1,930
Real estate joint ventures	41	45	71	74
Other invested assets	9	44	—	—
Total	$10,562	$11,027	$12,477	$13,002
______________

(1)
The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. For its investments in other invested assets, the Company’s return is in the form of income tax credits. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitment. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)	For these variable interests, the Company’s involvement is limited to that of a passive investor.
As described in Note 15, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2013, 2012 and 2011.
Net Investment Income
The components of net investment income were as follows:

	Years Ended December 31,
	2013	2012	2011
	(In millions)
Investment income:
Fixed maturity securities	$2,102	$2,143	$2,147
Equity securities	12	9	10
Mortgage loans	344	357	347
Policy loans	55	59	63
Real estate and real estate joint ventures	56	83	24
Other limited partnership interests	266	167	176
Cash, cash equivalents and short-term investments	4	5	5
International joint ventures	(5)	(2)	(5)
Other	—	(2)	4
Subtotal	2,834	2,819	2,771
Less: Investment expenses	114	101	100
Subtotal, net	2,720	2,718	2,671
FVO securities — FVO contractholder-directed unit-linked investments (1)	—	62	71
FVO CSEs — interest income — commercial mortgage loans	132	172	332
Subtotal	132	234	403
Net investment income	$2,852	$2,952	$3,074
______________

(1)
There were no changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective years included in net investment income for both the years ended December 31, 2013 and 2012. Changes in estimated fair value subsequent to purchase for securities included in net investment income were ($11) million for the year ended December 31, 2011.

See “— Variable Interest Entities” for discussion of CSEs.
See “— Related Party Investment Transactions” for discussion of affiliated net investment income and investment expenses.
Net Investment Gains (Losses)
Components of Net Investment Gains (Losses)
The components of net investment gains (losses) were as follows:

	Years Ended December 31,
	2013	2012	2011
	(In millions)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized — by sector and industry:
U.S. and foreign corporate securities — by industry:
Transportation	$(3)	$(16)	$—
Finance	(3)	(7)	(9)
Utility	—	(3)	—
Communications	—	(2)	(11)
Industrial	—	(1)	(2)
Total U.S. and foreign corporate securities	(6)	(29)	(22)
RMBS	(14)	(20)	(17)
ABS	—	—	(5)
CMBS	—	—	(3)
OTTI losses on fixed maturity securities recognized in earnings	(20)	(49)	(47)
Fixed maturity securities — net gains (losses) on sales and disposals	58	145	81
Total gains (losses) on fixed maturity securities	38	96	34
Total gains (losses) on equity securities:
Total OTTI losses recognized — by sector:
Non-redeemable preferred stock	(3)	—	(6)
Common stock	(2)	(9)	(2)
OTTI losses on equity securities recognized in earnings	(5)	(9)	(8)
Equity securities — net gains (losses) on sales and disposals	10	5	(13)
Total gains (losses) on equity securities	5	(4)	(21)
Mortgage loans	5	27	26
Real estate and real estate joint ventures	2	(3)	(1)
Other limited partnership interests	(6)	(2)	(5)
Other investment portfolio gains (losses)	8	4	(9)
Subtotal — investment portfolio gains (losses)	52	118	24
FVO CSEs:
Commercial mortgage loans	(56)	7	(84)
Long-term debt — related to commercial mortgage loans	88	27	93
Non-investment portfolio gains (losses)	(2)	—	2
Subtotal FVO CSEs and non-investment portfolio gains (losses)	30	34	11
Total net investment gains (losses)	$82	$152	$35
See “— Variable Interest Entities” for discussion of CSEs.
See “— Related Party Investment Transactions” for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.
Gains (losses) from foreign currency transactions included within net investment gains (losses) was less than $1 million, $2 million and ($7) million for the years ended December 31, 2013, 2012 and 2011, respectively.
Sales or Disposals and Impairments of Fixed Maturity and Equity Securities
Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

	Years Ended December 31,
	2013	2012	2011	2013	2012	2011	2013	2012	2011
	Fixed Maturity Securities			Equity Securities			Total
	(In millions)
Proceeds	$11,051	$6,690	$11,634	$75	$39	$190	$11,126	$6,729	$11,824
Gross investment gains	$189	$186	$182	$19	$9	$9	$208	$195	$191
Gross investment losses	(131)	(41)	(101)	(9)	(4)	(22)	(140)	(45)	(123)
Total OTTI losses:
Credit-related	(17)	(42)	(38)	—	—	—	(17)	(42)	(38)
Other (1)	(3)	(7)	(9)	(5)	(9)	(8)	(8)	(16)	(17)
Total OTTI losses	(20)	(49)	(47)	(5)	(9)	(8)	(25)	(58)	(55)
Net investment gains (losses)	$38	$96	$34	$5	$(4)	$(21)	$43	$92	$13
______________

(1)
Other OTTI losses recognized in earnings include impairments on (i) equity securities, (ii) perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and (iii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

Credit Loss Rollforward
The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

	Years Ended December 31,
	2013	2012
	(In millions)
Balance at January 1,	$59	$55
Additions:
Initial impairments — credit loss OTTI recognized on securities not previously impaired	1	6
Additional impairments — credit loss OTTI recognized on securities previously impaired	12	15
Reductions:
Sales (maturities, pay downs or prepayments) during the period of securities previously impaired as credit loss OTTI	(15)	(17)
Balance at December 31,	$57	$59
Related Party Investment Transactions
The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

	Years Ended December 31,
	2013	2012	2011
	(In millions)
Estimated fair value of invested assets transferred to affiliates	$874	$—	$—
Amortized cost of invested assets transferred to affiliates	$827	$—	$—
Net investment gains (losses) recognized on transfers	$47	$—	$—
Estimated fair value of invested assets transferred from affiliates	$834	$—	$33

Included within the transfers to affiliates in 2013 and transfers from affiliates in 2013 was $739 million and $751 million, respectively, related to the establishment of a custodial account to secure certain policyholder liabilities. See Note 1.
The Company has affiliated loans outstanding to wholly-owned real estate subsidiaries of an affiliate, MLIC, which are included in mortgage loans, with a carrying value of $364 million and $306 million at December 31, 2013 and 2012, respectively. Two loans issued in 2013 totaling $60 million bear interest at one-month LIBOR + 4.50% with quarterly interest only payments of less than $1 million through January 2017, when the principal balance is due. A loan with a carrying value of $110 million, at both December 31, 2013 and 2012, bears interest at one-month LIBOR + 1.95% with quarterly interest only payments of $1 million through January 2015, when the principal balance is due. A loan with a carrying value of $134 million and $136 million at December 31, 2013 and 2012, respectively, bears interest at 7.26% due in quarterly principal and interest payments of $3 million through January 2020, when the principal balance is due. A loan with a carrying value of $60 million, at both December 31, 2013 and 2012, bears interest at 7.01% with quarterly interest only payments of $1 million through January 2020, when the principal balance is due. These affiliated loans are secured by interests in the real estate subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from these affiliated loans was $16 million, $17 million and $14 million for the years ended December 31, 2013, 2012 and 2011, respectively.
The Company has affiliated loans outstanding, which are included in other invested assets, totaling $430 million at both December 31, 2013 and 2012. At December 31, 2011, the loans were outstanding with Exeter, an affiliate. During 2012, MetLife assumed this affiliated debt from Exeter. The loans of $305 million, issued by MetLife Insurance Company of Connecticut and $125 million, issued by MLI-USA, are due on July 15, 2021 and December 16, 2021, respectively, and bear interest, payable semi-annually, at 5.64% and 5.86%, respectively. Net investment income from these affiliated loans was $25 million, $25 million and $8 million for the years ended December 31, 2013, 2012 and 2011, respectively.
In July 2013, the Company committed to lend up to $1.8 billion to Exeter, an affiliate, pursuant to a note purchase agreement. Pursuant to the agreement, MetLife Insurance Company of Connecticut committed to purchase up to $1.3 billion of notes and MLI-USA committed to purchase up to $438 million of notes through December 31, 2014. The notes will be due not later than three years after issuance. The repayment of any notes issued pursuant to this agreement is guaranteed by MetLife. In October 2013, pursuant to this agreement, the Company issued loans to Exeter which are included in other invested assets, totaling $500 million at December 31, 2013. The loans of $375 million, issued by MetLife Insurance Company of Connecticut and $125 million, issued by MLI-USA, are both due October 15, 2015, and bear interest, payable semi-annually, at 2.47%. Net investment income from this loan was $3 million at December 31, 2013. The remaining total commitment to lend is $1.2 billion with $925 million committed by MetLife Insurance Company of Connecticut and $313 million committed by MLI-USA at December 31, 2013.
The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $68 million for both years ended December 31, 2013 and 2012 and $67 million for the year ended December 31, 2011. The Company also had additional affiliated net investment income of $1 million for the year ended December 31, 2013 and less than $1 million for both of the years ended December 31, 2012 and 2011.